SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2024

	Column B	Column C	Column E
	Identity of Issue or Borrower, Lessor, or Similar Party	Description of Investment Including Collateral, Rate of Interest, Maturity Date, Par, or Maturity Value	* Current Value
**	Participant loans	Maturing 2026-2040 at interest rates of 3.25% to 8.50%	$13,284,199

*	Net of $585,601 in deemed loan distribution
**	Represents a party in interest